Events after the reporting year (Details)			12 Months Ended
	Jan. 01, 2023 EUR (€)	Jun. 22, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Sep. 01, 2021 EUR (€)	Jan. 12, 2021 € / shares	Aug. 31, 2019 € / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 $ / shares
Disclosure of non-adjusting events after reporting period
Par value per share | (per share)					€ 0.000015	€ 1.00	$ 1	$ 1
LTI program
Disclosure of non-adjusting events after reporting period
Long-term incentive			3 years
Awarded performance share units			3 years
Awarded performance, vest			3 years
Restricted stock units vest			3 years
Long term incentive program, estimated expense			€ 1,700,000
Lease contract signed for new warehouse
Disclosure of non-adjusting events after reporting period
Leasing period		10 years
Monthly lease commitment		€ 286,000
Monthly net operating cost prepayment		€ 56,000
Termination term		6 months
Number of extension options in lease agreement		2
Renewal term		5 years
Renewal of leases for the stores
Disclosure of non-adjusting events after reporting period
Monthly lease commitment	€ 172,000
Renewal term	5 years
Lease contract for an office space in the U.S
Disclosure of non-adjusting events after reporting period
Monthly lease commitment				€ 14,000